Income tax (IT) - Summary of Total Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current tax expense	$ 37,531	$ 57,885	$ 41,217
Deferred tax expense (benefit)	24,562	21,846	(26,906)
Total income tax expense	$ 62,093	$ 79,731	$ 14,311